Financial Instruments	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments
(7)	Financial Instruments

Financial Assets

	Years Ended December 31,
	2014	2013	2012
	A$		A$
Financial assets:
Cash and cash equivalents	16,329,829	23,742,422	23,649,417
Accounts receivables	3,799,705	2,167,867	2,282,888
Financial instruments	0	0	0

Total financial assets	20,129,534	25,910,289	25,932,305

Debt:
Short term borrowings	498,890	0	0
Long term secured loan	17,499,194	15,857,966	0

Net financial assets	2,131,450	10,052,323	25,932,305

The carrying value of the cash and cash equivalents and the accounts receivable approximates fair value because of their short-term nature.

We regularly review all our financial assets for impairment. There were no impairments recognized in 2014, 2013 and 2012.

Derivative Instruments and Hedging Activities

We had no outstanding contracts as at December 31, 2014, 2013 and 2012, respectively. During the years ended December 31, 2014 and 2013, we recognized gains of nil. During the year ended December 31, 2012, we recognized losses of A$83,339 which was recorded in earnings for the year ended December 31, 2012. No amount of ineffectiveness was recorded in earnings for these designated cash flow hedges for the years ended December 31, 2014, 2013 and 2012. For further details, see Notes to Consolidated Financial Statements – Note 2, Summary of Significant Accounting Policies.